Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating segments [Abstract]
Schedule of reported segment results of operation
	Software services	IT professional services	Unallocated expense	Total
2022

Total revenues	$99,374	$467,418	$-	$566,792
Expenses	72,115	427,446	5,469	505,030

Operating income (loss)	$27,259	$39,972	$(5,469)	$61,762

Depreciation and amortization	$10,321	$9,102	$372	$19,795

2021

Total revenues	$95,589	$384,736	$-	$480,325
Expenses	74,863	347,712	5,627	428,202

Operating income (loss)	$20,726	$37,024	$(5,627)	$52,123

Depreciation and amortization	$10,619	$8,846	$372	$19,837

Schedule of long-lived assets classified according to geographical destination
	Year ended December 31,
	2021	2022
United States	$254,342	$308,485
Israel	180,462	205,258
Europe	30,085	39,247
Japan	11,443	10,121
Other	3,993	3,681
	$480,325	$566,792

Schedule of long-lived assets classified according to geographical destination
	January, 1	December 31,
	2021	2021	2022
United States	$74,577	$76,369	$82,325
Israel	129,248	138,071	148,819
Europe	5,115	4,423	7,885
Japan	6,428	5,543	4,696
Other	3,069	2,939	2,905
	$218,437	$227,345	$246,630